CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Financial derivatives	€ 19,350	€ 55,562
Other financial assets	5,656	5,568
Current financial assets	€ 25,006	€ 61,130